Administrative expenses	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Administrative expenses
25.	Administrative expenses

(a)	This caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	743,362	648,176	608,020
Taxes and contributions	37,928	34,993	30,943
Rental expenses (c) and Note 8(e)	5,072	92,085	91,601

Total	786,362	775,254	730,564

(b)	Services received from third parties correspond mainly to computer equipment maintenance services, credit cards associated expenses, securities transportation services, advertising, among others.

(c)
As of December 31, 2018 and 2017, correspond to disbursements made by the Group for lease installments, mainly of stores (agencies), which were classified as operating leases according to IAS 17 “Leases”, which was in force until December 31, 2018. As of December 31, 2019, correspond to disbursements made by the Group for leases of short term and low value assets; see Note 3.2.2.